Derivative Financial Instruments (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Apr. 30, 2013	Apr. 30, 2012
Gains and losses recognized in cost of products sold on derivatives not designated as qualified hedging instruments
Unrealized gains (losses) recognized in cost of products sold	$ 6.6	$ (8.6)
Realized (losses) gains recognized in cost of products sold	(0.7)	25.9
Total gains recognized in cost of products sold	5.9	17.3
Commodity Contracts [Member]
Gains and losses recognized in cost of products sold on derivatives not designated as qualified hedging instruments
Unrealized gains (losses) recognized in cost of products sold	6.1	(7.8)
Realized (losses) gains recognized in cost of products sold	(1.5)	24.1
Foreign Currency Exchange Contracts [Member]
Gains and losses recognized in cost of products sold on derivatives not designated as qualified hedging instruments
Unrealized gains (losses) recognized in cost of products sold	0.5	(0.8)
Realized (losses) gains recognized in cost of products sold	$ 0.8	$ 1.8